Trade and other receivables	9 Months Ended
Sep. 30, 2018
Trade and other receivables [abstract]
Trade and other receivables	5. Trade and other receivables
	September 30,	December 31,
	2018	2017

Trade receivables	$3,711	$3,779
Value added taxes receivable	1,746	2,751
Other receivables	189	101
	$5,646	$6,631